Note 15 - Other Operating Loss	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
15.	Other operating loss

On
January 15,
January 21
and
March 9, 2020
the Company terminated the time charters of M/T Eco Fleet, M/T Stenaweco Elegance and M/T Eco Palm Desert and incurred time charter termination fees amounting to
$500,
$1,850
and
$1,700
respectively.